CONDENSED CONSOLIDATED BALANCE SHEET - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Current assets:
Cash	$ 909,007	$ 1,430,152
Prepaid expenses	334,489	450,706
Total current assets	1,243,496	1,880,858
Investments held in Trust Account	345,068,821	345,036,875
Total Assets	346,312,317	346,917,733
Current liabilities:
Accounts payable and accrued expenses	3,396,213	984,828
Franchise tax payable	137,046	86,814
Total current liabilities	3,533,259	1,071,642
Deferred underwriting commissions payable	12,075,000	12,075,000
Total Liabilities	15,608,259	13,146,642
Stockholders' Equity:
Preferred stock	0	0
Additional paid-in capital	8,387,826	5,320,817
Accumulated deficit	(3,388,874)	(321,841)
Total Stockholders' Equity	5,000,008	5,000,001
Total Liabilities and Stockholders' Equity	346,312,317	346,917,733
Common Class A
Commitments and Contingencies
Common stock	325,704,050	328,771,090
Stockholders' Equity:
Common stock	193	162
Common Class F
Stockholders' Equity:
Common stock	$ 863	$ 863